Share-based compensation - Fair value inputs (Details)	3 Months Ended
	Mar. 31, 2024 yr $ / shares	Mar. 31, 2023 yr $ / shares
Share-Based Payment Arrangements [Abstract]
Weighted average stock price valuation (in dollars per share)	$ 73.54	$ 52.38
Weighted average exercise price (in dollars per share)	$ 73.54	$ 52.38
Risk-free interest rate	3.58%	2.98%
Expected life in years | yr	4.5	4.5
Expected dividend yield	0.00%	0.00%
Volatility	57.00%	65.00%
Weighted average fair value of options issued (in dollars per share)	$ 36.70	$ 28.26